Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Portfolio in Default and in Legal Collection Process of Notes Receivable (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CLP ($) customer	Dec. 31, 2021 CLP ($) customer
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	2,611	3,232
Amount | $	$ 3,559,928	$ 5,864,043
Notes receivable in default [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	1,856	1,864
Amount | $	$ 255,178	$ 255,977
Notes receivable in legal collection process [Member]
Portfolio In Default And In Legal Collection Process [Line Items]
Number of Customers | customer	755	1,368
Amount | $	$ 3,304,750	$ 5,608,066